Derivative Liability (Details Narrative)	12 Months Ended
Dec. 31, 2020 $ / shares
Stock price	$ 0.0329
Conversion price	$ 0.00906
Derivative liability, measurement input term	174 days
Expected Volatility [Member]
Derivative liability, measurement input	143
Risk Free Interest Rate [Member]
Derivative liability, measurement input	0.09